Schedule of condensed balance sheets of parent company (Details) (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Aug. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	555,000,000	555,000,000		555,000,000
Common stock, shares issued		46,527,999	46,527,999	33,980,753
Common stock, shares outstanding	46,527,999	46,527,999	46,527,999	33,980,753
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value				$ 0.001	$ 0.001
Common stock, shares authorized				58,030,000	58,030,000
Common stock, shares issued				58,030,000	58,030,000
Common stock, shares outstanding				58,030,000	58,030,000